Restructuring charges (Tables)	12 Months Ended
Dec. 31, 2011
Operational Efficiency Initiatives 2011
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the operational efficiency initiatives through Dec. 31, 2011.

Operational efficiency initiatives 2011 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	$74	$-	$74

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Operational efficiency initiatives 2011 – restructuring charge by business
(in millions)	2011
Investment Management	$17
Investment Services	41
Other segment (including Business Partners)	49
Total restructuring charge	$107

Global Location Strategy 2009
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2011.

Global location strategy 2009 – restructuring charge reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Utilization	-	(23)	(23)
Balance at Dec. 31, 2009	102	14	116
Additional charges	29	6	35
Utilization	(50)	(1)	(51)
Balance at Dec. 31, 2010	$81	$19	$100
Additional (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	$27	$11	$38

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2011	2010	2009
Investment Management	$-	$15	$40	$55
Investment Services	(18)	26	68	76
Other segment (including Business Partners)	3	(6)	31	28
Total restructuring charge	$(15)	$35	$139	$159

Workforce Reduction Program 2008
Activity in Restructuring Reserve

The following table presents the activity in the restructuring reserve related to the workforce reduction program through Dec. 31, 2011.

Workforce reduction program 2008 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$166	$15	$181
Additional charges	4	7	11
Utilization	(105)	(22)	(127)
Balance at Dec. 31, 2009	$65	$-	$65
Additional (recovery)	(7)	-	(7)
Utilization	(42)	-	(42)
Balance at Dec. 31, 2010	$16	$-	$16
Additional (recovery)	(3)	-	(3)
Utilization	(13)	-	(13)
Balance at Dec. 31, 2011	$-	$-	$-

Restructuring Charges by Business Segment

The table below presents the restructuring charge if it had been allocated by business.

Workforce reduction program 2008 – restructuring charge (recovery) by business
(in millions)	2011	2010	2009	Total charges since inception
Investment Management	$(1)	$(5)	$9	$80
Investment Services	(2)	(2)	(2)	54
Other (including Business Partners)	-	-	4	48
Total restructuring charge	$(3)	$(7)	$11	$182